Equity Incentive Plan Textuals (Details) - Restricted Stock [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period	101,880	376,300
RSAs, Share-based Third Party Liabilities Paid	$ 279,000	$ 710,000